Related Party Transactions (Details) - Schedule of Due from Related Parties - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Ishiyama [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties		$ 34,552